Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds
Entity Central Index Key	0001089951
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000241081 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced SMA Shares
Class Name	AMG GW&K Municipal Enhanced SMA Shares
Trading Symbol	MESHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced SMA Shares (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced SMA Shares (MESHX)	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund returned 3.14%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 2.87%. The Bloomberg U.S. Municipal Bond Index returned 1.05% over the same period.
MARKET OVERVIEW
•    Municipal bonds posted modest returns in 2024 hindered by the backup in rates across the broader market and a record-breaking year of new issuance.
•    After steepening through the middle of the year, the municipal bond yield curve flattened in the fourth quarter, reflecting the now less aggressive, more data-dependent Federal Reserve Board.
•    The market limped into year-end as a surge of eleventh-hour tax-loss selling was met by an indifferent buyer base with no primary issuance to provide price discovery.
•   The predictable spike in yields, however, felt more like a technical correction than a fundamental shift in sentiment.
FUND PERFORMANCE REVIEW
•   The Fund modestly outperformed the Bloomberg U.S. Municipal Bond BAA Index during the period. Security selection in the transportation and tobacco sectors were positives for the year.
•    An overall longer duration was the biggest detractor from performance as rates rose during the period.
•    A higher quality bias, specifically the underweight to BBB-rated bonds detracted for the year as lower quality outperformed in 2024.
•   Overweights to the hospital and higher education sectors were negatives for the year.
•    An underweight to the development sector detracted from relative performance.
OUTLOOK
•    Despite the potential for fiscal policy headwinds, the municipal market enters 2025 with historically attractive yields, solid fundamentals, and favorable supply/demand dynamics, which we believe should be supportive of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the Fund since the Fund's inception on February 28, 2023, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the Fund for the past one-year period and the period from the Fund's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
AMG GW&K Municipal Enhanced SMA Shares	3.14%	6.48%
Bloomberg U.S. Municipal Bond Index	1.05%	3.72%
Bloomberg U.S. Municipal Bond BAA Index	2.87%	5.69%

Performance Inception Date	Feb. 28, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 181,951,656
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$181,951,656
Total number of portfolio holdings	128
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	17%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	2.3%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.3%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	2.2%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	2.0%
North Carolina Turnpike Authority, Series A, 5.000%, 01/01/58	2.0%
Florida Housing Finance Corp., Series 3, 4.750%, 07/01/54	1.9%
Ohio Higher Educational Facility Commission, 5.250%, 05/01/54	1.8%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	1.5%
Top Ten as a Group	21.4%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
County of Jefferson Sewer Revenue, 5.500%, 10/01/53	2.8%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Pennsylvania Economic Development Financing Authority, 5.000%, 12/31/57	2.3%
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	2.3%
Massachusetts Development Finance Agency, 5.250%, 07/01/52	2.2%
Metropolitan Transportation Authority, Series 1, 4.750%, 11/15/45	2.0%
North Carolina Turnpike Authority, Series A, 5.000%, 01/01/58	2.0%
Florida Housing Finance Corp., Series 3, 4.750%, 07/01/54	1.9%
Ohio Higher Educational Facility Commission, 5.250%, 05/01/54	1.8%
Louisiana Stadium & Exposition District, Series A, 5.250%, 07/01/53	1.5%
Top Ten as a Group	21.4%

C000056573 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class N
Trading Symbol	SKSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class N/SKSEX)	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2024, the Fund's Class N shares returned 10.57%, compared to an 8.05% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small cap value stocks significantly lagged large cap stocks during the fiscal year. While the Russell 2000® Value Index delivered a respectable 8.05% annual gain, small cap value stocks failed to capture investor imagination in the way the Magnificent 7 and other momentum stocks did outside of July and early November.
PERFORMANCE REVIEW
•    The Fund’s outperformance was driven by strong stock selection within energy, financials, and health care sectors.
•    Notable top contributors in these sectors included Solaris Energy Infrastructure, Inc. (+277%), Piper Sandler Companies (+74%), and Ligand Pharmaceuticals Inc. (+50%).
•    Information technology and materials were the most challenging sectors due to lagging portfolio holdings.
•    Notable top detractors in these sectors included Endava PLC (-60%), Orion S.A. (-43%), and Power Integrations, Inc. (-24%).
OUTLOOK
•    As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	10.57%	8.59%	6.87%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Value Index	8.05%	7.29%	7.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 231,671,381
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,594,508
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$231,671,381
Total number of portfolio holdings	93
Net advisory fees paid	$1,594,508
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Group 1 Automotive, Inc.	2.5%
Integer Holdings Corp.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Independence Realty Trust, Inc., REIT	2.0%
Solaris Energy Infrastructure, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Primoris Services Corp.	2.0%
Selective Insurance Group, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Ameris Bancorp	1.8%
Top Ten as a Group	20.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Group 1 Automotive, Inc.	2.5%
Integer Holdings Corp.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Independence Realty Trust, Inc., REIT	2.0%
Solaris Energy Infrastructure, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Primoris Services Corp.	2.0%
Selective Insurance Group, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Ameris Bancorp	1.8%
Top Ten as a Group	20.4%

C000180067 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class I
Trading Symbol	SKSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class I/SKSIX)	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2024, the Fund's Class I shares returned 10.77%, compared to an 8.05% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small cap value stocks significantly lagged large cap stocks during the fiscal year. While the Russell 2000® Value Index delivered a respectable 8.05% annual gain, small cap value stocks failed to capture investor imagination in the way the Magnificent 7 and other momentum stocks did outside of July and early November.
PERFORMANCE REVIEW
•    The Fund’s outperformance was driven by strong stock selection within energy, financials, and health care sectors.
•    Notable top contributors in these sectors included Solaris Energy Infrastructure, Inc. (+277%), Piper Sandler Companies (+74%), and Ligand Pharmaceuticals Inc. (+50%).
•    Information technology and materials were the most challenging sectors due to lagging portfolio holdings.
•    Notable top detractors in these sectors included Endava PLC (-60%), Orion S.A. (-43%), and Power Integrations, Inc. (-24%).
OUTLOOK
•    As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	10.77%	8.80%	7.13%
S&P 500® Index	25.02%	14.53%	14.25%
Russell 2000® Value Index	8.05%	7.29%	6.27%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 231,671,381
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,594,508
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$231,671,381
Total number of portfolio holdings	93
Net advisory fees paid	$1,594,508
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Group 1 Automotive, Inc.	2.5%
Integer Holdings Corp.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Independence Realty Trust, Inc., REIT	2.0%
Solaris Energy Infrastructure, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Primoris Services Corp.	2.0%
Selective Insurance Group, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Ameris Bancorp	1.8%
Top Ten as a Group	20.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Group 1 Automotive, Inc.	2.5%
Integer Holdings Corp.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Independence Realty Trust, Inc., REIT	2.0%
Solaris Energy Infrastructure, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Primoris Services Corp.	2.0%
Selective Insurance Group, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Ameris Bancorp	1.8%
Top Ten as a Group	20.4%

C000180068 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Value Fund
Class Name	Class Z
Trading Symbol	SKSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Value Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Value Fund (Class Z/SKSZX)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the fiscal year ended December 31, 2024, the Fund's Class Z shares returned 10.84%, compared to an 8.05% return for the Russell 2000® Value Index, the Fund’s benchmark. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small cap value stocks significantly lagged large cap stocks during the fiscal year. While the Russell 2000® Value Index delivered a respectable 8.05% annual gain, small cap value stocks failed to capture investor imagination in the way the Magnificent 7 and other momentum stocks did outside of July and early November.
PERFORMANCE REVIEW
•    The Fund’s outperformance was driven by strong stock selection within energy, financials, and health care sectors.
•    Notable top contributors in these sectors included Solaris Energy Infrastructure, Inc. (+277%), Piper Sandler Companies (+74%), and Ligand Pharmaceuticals Inc. (+50%).
•    Information technology and materials were the most challenging sectors due to lagging portfolio holdings.
•    Notable top detractors in these sectors included Endava PLC (-60%), Orion S.A. (-43%), and Power Integrations, Inc. (-24%).
OUTLOOK
•    As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	10.84%	8.86%	7.19%
S&P 500® Index	25.02%	14.53%	14.25%
Russell 2000® Value Index	8.05%	7.29%	6.27%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 231,671,381
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 1,594,508
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$231,671,381
Total number of portfolio holdings	93
Net advisory fees paid	$1,594,508
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Group 1 Automotive, Inc.	2.5%
Integer Holdings Corp.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Independence Realty Trust, Inc., REIT	2.0%
Solaris Energy Infrastructure, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Primoris Services Corp.	2.0%
Selective Insurance Group, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Ameris Bancorp	1.8%
Top Ten as a Group	20.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Group 1 Automotive, Inc.	2.5%
Integer Holdings Corp.	2.2%
Federal Agricultural Mortgage Corp., Class C	2.2%
Independence Realty Trust, Inc., REIT	2.0%
Solaris Energy Infrastructure, Inc., Class A	2.0%
CBIZ, Inc.	2.0%
Primoris Services Corp.	2.0%
Selective Insurance Group, Inc.	1.9%
Boot Barn Holdings, Inc.	1.8%
Ameris Bancorp	1.8%
Top Ten as a Group	20.4%

C000122076 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class N
Trading Symbol	TCMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class N/TCMPX)	$132	1.31%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class N shares returned 1.45%, while its benchmark, the MSCI EAFE Small Cap Index, returned 1.82%. The MSCI EAFE Index returned 3.82% over the same period.
MARKET OVERVIEW
•   2024 was shaped by elections and central bank decisions, particularly in Q4, which saw non-U.S. market declines due to U.S. trade policy concerns. Despite this, the MSCI EAFE and MSCI Emerging Markets Indices finished the year up 4% and 8%, respectively.
FUND PERFORMANCE REVIEW
•    Regional performance within the Fund varied: Europe and the Middle East showed relative strength, while there was relative weakness in Japan and Asia Pacific ex Japan.
•    Japan’s underperformance stemmed from stock selection and currency headwinds. SMS Co., Ltd., a health care staffing agency, declined 37% due to higher hiring costs impacting operating profits and was sold in July. Conversely, Rakuten Bank, Japan’s leading digital bank, was the Fund’s top performer, surging 87%. This was driven by faster-than-expected growth, the Bank of Japan's July rate hike, and lower restructuring costs. The Fund exited its position in SMS Co., Ltd. during the period.
•    Emerging markets were significantly influenced by political events and numerous elections. Arcos Dorados Holdings, a major McDonald's franchisee in Latin America and the Caribbean, saw a 41% decline due to MFA (“Master Franchise Agreement”) concerns and currency headwinds, though a subsequent 20-year MFA renewal offered some respite.
•    Within Europe, there was relative strength in Sweden and France and relative weakness in Germany and Spain. The Fund’s European holdings offered balanced exposure to local growth and global niche players. While sensitive to global economic conditions, they benefited from attractive European valuations. The Unite Group, a U.K.-based purpose-built student accommodation (“PBSA”) company, demonstrated strong demand in its operational locations despite declining overseas student visa applications. While reporting moderate rental growth and confirming FY24 earnings per share (“EPS”) guidance at the top of its range, the Fund reduced its position following a 22% share price decline due to prevailing headwinds. Saab, a Swedish defense manufacturer, profited from increased global military spending, achieving strong revenue and margin growth. The Fund trimmed its position after a 41% gain.
OUTLOOK
•    Global markets will likely begin 2025 finding their footings when adapting to new governments, rate environments, and other geopolitical turbulence. While the U.S. Federal Reserve recently indicated it was finished easing for the near term, the new administration’s activities may change that in either direction. Meanwhile, Canada and Germany will have elections, which may alter the policies of two other G7 countries. While much remains uncertain (though when are the markets ever certain?), we are steadfast on the fundamentals: seeking to find well-run business models with improving economics, long runways of growth, and attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	1.45%	(1.58%)	3.43%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 111,640,908
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,044,129
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$111,640,908
Total number of portfolio holdings	86
Net advisory fees paid	$1,044,129
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Integral Corp. (Japan)	2.6%
Azbil Corp. (Japan)	2.4%
ABC-Mart, Inc. (Japan)	2.2%
Food & Life Cos., Ltd. (Japan)	2.2%
Viscofan, S.A. (Spain)	2.1%
Daiei Kankyo Co., Ltd. (Japan)	2.1%
Nippon Gas Co., Ltd. (Japan)	2.0%
Konecranes Oyj (Finland)	2.0%
KDX Realty Investment Corp., REIT (Japan)	2.0%
St James's Place PLC (United Kingdom)	2.0%
Top Ten as a Group	21.6%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Integral Corp. (Japan)	2.6%
Azbil Corp. (Japan)	2.4%
ABC-Mart, Inc. (Japan)	2.2%
Food & Life Cos., Ltd. (Japan)	2.2%
Viscofan, S.A. (Spain)	2.1%
Daiei Kankyo Co., Ltd. (Japan)	2.1%
Nippon Gas Co., Ltd. (Japan)	2.0%
Konecranes Oyj (Finland)	2.0%
KDX Realty Investment Corp., REIT (Japan)	2.0%
St James's Place PLC (United Kingdom)	2.0%
Top Ten as a Group	21.6%

C000180071 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class I
Trading Symbol	TQTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class I/TQTIX)	$113	1.12%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class I shares returned 1.65%, while its benchmark, the MSCI EAFE Small Cap Index, returned 1.82%. The MSCI EAFE Index returned 3.82% over the same period.
MARKET OVERVIEW
•   2024 was shaped by elections and central bank decisions, particularly in Q4, which saw non-U.S. market declines due to U.S. trade policy concerns. Despite this, the MSCI EAFE and MSCI Emerging Markets Indices finished the year up 4% and 8%, respectively.
FUND PERFORMANCE REVIEW
•    Regional performance within the Fund varied: Europe and the Middle East showed relative strength, while there was relative weakness in Japan and Asia Pacific ex Japan.
•    Japan’s underperformance stemmed from stock selection and currency headwinds. SMS Co., Ltd., a health care staffing agency, declined 37% due to higher hiring costs impacting operating profits and was sold in July. Conversely, Rakuten Bank, Japan’s leading digital bank, was the Fund’s top performer, surging 87%. This was driven by faster-than-expected growth, the Bank of Japan's July rate hike, and lower restructuring costs. The Fund exited its position in SMS Co., Ltd. during the period.
•    Emerging markets were significantly influenced by political events and numerous elections. Arcos Dorados Holdings, a major McDonald's franchisee in Latin America and the Caribbean, saw a 41% decline due to MFA (“Master Franchise Agreement”) concerns and currency headwinds, though a subsequent 20-year MFA renewal offered some respite.
•    Within Europe, there was relative strength in Sweden and France and relative weakness in Germany and Spain. The Fund’s European holdings offered balanced exposure to local growth and global niche players. While sensitive to global economic conditions, they benefited from attractive European valuations. The Unite Group, a U.K.-based purpose-built student accommodation (“PBSA”) company, demonstrated strong demand in its operational locations despite declining overseas student visa applications. While reporting moderate rental growth and confirming FY24 earnings per share (“EPS”) guidance at the top of its range, the Fund reduced its position following a 22% share price decline due to prevailing headwinds. Saab, a Swedish defense manufacturer, profited from increased global military spending, achieving strong revenue and margin growth. The Fund trimmed its position after a 41% gain.
OUTLOOK
•    Global markets will likely begin 2025 finding their footings when adapting to new governments, rate environments, and other geopolitical turbulence. While the U.S. Federal Reserve recently indicated it was finished easing for the near term, the new administration’s activities may change that in either direction. Meanwhile, Canada and Germany will have elections, which may alter the policies of two other G7 countries. While much remains uncertain (though when are the markets ever certain?), we are steadfast on the fundamentals: seeking to find well-run business models with improving economics, long runways of growth, and attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	1.65%	(1.42%)	2.29%
MSCI EAFE Index	3.82%	4.73%	6.09%
MSCI EAFE Small Cap Index	1.82%	2.30%	4.87%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 111,640,908
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,044,129
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$111,640,908
Total number of portfolio holdings	86
Net advisory fees paid	$1,044,129
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Integral Corp. (Japan)	2.6%
Azbil Corp. (Japan)	2.4%
ABC-Mart, Inc. (Japan)	2.2%
Food & Life Cos., Ltd. (Japan)	2.2%
Viscofan, S.A. (Spain)	2.1%
Daiei Kankyo Co., Ltd. (Japan)	2.1%
Nippon Gas Co., Ltd. (Japan)	2.0%
Konecranes Oyj (Finland)	2.0%
KDX Realty Investment Corp., REIT (Japan)	2.0%
St James's Place PLC (United Kingdom)	2.0%
Top Ten as a Group	21.6%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Integral Corp. (Japan)	2.6%
Azbil Corp. (Japan)	2.4%
ABC-Mart, Inc. (Japan)	2.2%
Food & Life Cos., Ltd. (Japan)	2.2%
Viscofan, S.A. (Spain)	2.1%
Daiei Kankyo Co., Ltd. (Japan)	2.1%
Nippon Gas Co., Ltd. (Japan)	2.0%
Konecranes Oyj (Finland)	2.0%
KDX Realty Investment Corp., REIT (Japan)	2.0%
St James's Place PLC (United Kingdom)	2.0%
Top Ten as a Group	21.6%

C000122075 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare International Small Cap Fund
Class Name	Class Z
Trading Symbol	TCMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare International Small Cap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare International Small Cap Fund (Class Z/TCMIX)	$107	1.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class Z shares returned 1.65%, while its benchmark, the MSCI EAFE Small Cap Index, returned 1.82%. The MSCI EAFE Index returned 3.82% over the same period.
MARKET OVERVIEW
•   2024 was shaped by elections and central bank decisions, particularly in Q4, which saw non-U.S. market declines due to U.S. trade policy concerns. Despite this, the MSCI EAFE and MSCI Emerging Markets Indices finished the year up 4% and 8%, respectively.
FUND PERFORMANCE REVIEW
•    Regional performance within the Fund varied: Europe and the Middle East showed relative strength, while there was relative weakness in Japan and Asia Pacific ex Japan.
•    Japan’s underperformance stemmed from stock selection and currency headwinds. SMS Co., Ltd., a health care staffing agency, declined 37% due to higher hiring costs impacting operating profits and was sold in July. Conversely, Rakuten Bank, Japan’s leading digital bank, was the Fund’s top performer, surging 87%. This was driven by faster-than-expected growth, the Bank of Japan's July rate hike, and lower restructuring costs. The Fund exited its position in SMS Co., Ltd. during the period.
•    Emerging markets were significantly influenced by political events and numerous elections. Arcos Dorados Holdings, a major McDonald's franchisee in Latin America and the Caribbean, saw a 41% decline due to MFA (“Master Franchise Agreement”) concerns and currency headwinds, though a subsequent 20-year MFA renewal offered some respite.
•    Within Europe, there was relative strength in Sweden and France and relative weakness in Germany and Spain. The Fund’s European holdings offered balanced exposure to local growth and global niche players. While sensitive to global economic conditions, they benefited from attractive European valuations. The Unite Group, a U.K.-based purpose-built student accommodation (“PBSA”) company, demonstrated strong demand in its operational locations despite declining overseas student visa applications. While reporting moderate rental growth and confirming FY24 earnings per share (“EPS”) guidance at the top of its range, the Fund reduced its position following a 22% share price decline due to prevailing headwinds. Saab, a Swedish defense manufacturer, profited from increased global military spending, achieving strong revenue and margin growth. The Fund trimmed its position after a 41% gain.
OUTLOOK
•    Global markets will likely begin 2025 finding their footings when adapting to new governments, rate environments, and other geopolitical turbulence. While the U.S. Federal Reserve recently indicated it was finished easing for the near term, the new administration’s activities may change that in either direction. Meanwhile, Canada and Germany will have elections, which may alter the policies of two other G7 countries. While much remains uncertain (though when are the markets ever certain?), we are steadfast on the fundamentals: seeking to find well-run business models with improving economics, long runways of growth, and attractive valuations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	1.65%	(1.33%)	3.67%
MSCI EAFE Index	3.82%	4.73%	5.20%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 111,640,908
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,044,129
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$111,640,908
Total number of portfolio holdings	86
Net advisory fees paid	$1,044,129
Portfolio turnover rate as of the end of the reporting period	71%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Integral Corp. (Japan)	2.6%
Azbil Corp. (Japan)	2.4%
ABC-Mart, Inc. (Japan)	2.2%
Food & Life Cos., Ltd. (Japan)	2.2%
Viscofan, S.A. (Spain)	2.1%
Daiei Kankyo Co., Ltd. (Japan)	2.1%
Nippon Gas Co., Ltd. (Japan)	2.0%
Konecranes Oyj (Finland)	2.0%
KDX Realty Investment Corp., REIT (Japan)	2.0%
St James's Place PLC (United Kingdom)	2.0%
Top Ten as a Group	21.6%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Integral Corp. (Japan)	2.6%
Azbil Corp. (Japan)	2.4%
ABC-Mart, Inc. (Japan)	2.2%
Food & Life Cos., Ltd. (Japan)	2.2%
Viscofan, S.A. (Spain)	2.1%
Daiei Kankyo Co., Ltd. (Japan)	2.1%
Nippon Gas Co., Ltd. (Japan)	2.0%
Konecranes Oyj (Finland)	2.0%
KDX Realty Investment Corp., REIT (Japan)	2.0%
St James's Place PLC (United Kingdom)	2.0%
Top Ten as a Group	21.6%

C000027325 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class N
Trading Symbol	TSCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class N/TSCPX)	$126	1.17%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class N shares returned 15.30%, while the benchmark, the Russell 2000® Growth Index, returned 15.15%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    The U.S. election, particularly Donald Trump’s Republican Party victory, spurred a pro-business sentiment, boosting expectations for lower regulation and protectionist tariffs. This optimism led to strong performance in U.S. equities, especially in Q4.
•    The U.S. market environment broadly favored stocks with high momentum and volatility while penalizing value (defined by Barra’s U.S. risk factors).
FUND PERFORMANCE
•    The Fund performed generally in-line with the Russell 2000® Growth Index. Relative performance was impacted by sector-specific challenges, but positive developments in select positions helped mitigate losses. Our approach, which emphasizes fundamental growth and valuation with lower risk, was not favored.
•    The Fund outperformed in the information technology and consumer discretionary sectors, but performance was offset by weakness from the communications services and health care sectors.
•    Victory Capital, a global asset manager, was a top contributor with a 96% return in 2024. Its revenues and margins steadily improved throughout the year. A new long-term distribution agreement with a European financial firm is expected to broaden Victory Capital’s reach.
•    Synaptics, developer of human interface technologies, was a top detractor with a 33% decline. Most semiconductor stocks were sold off midyear, though the company’s end markets took longer to recover and resume prior order levels.
•    Bumble, a women-focused online mobile dating application, fell 65% while the position was held in 2024. User activity was weak, then declined, delaying revenue reacceleration. The position was sold.
•    Credo Technology, a maker of high-speed connectivity components for data infrastructure, rose 200%. Demand for its components steadily increased from data center builders.
OUTLOOK
•   Looking ahead to 2025, market uncertainties remain, but the Fund’s strategy of focusing on well-managed companies with growth potential and attractive valuations will guide its approach. We remain committed to optimizing the portfolio to achieve long-term value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	15.30%	7.30%	8.67%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 119,194,843
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,136,174
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$119,194,843
Total number of portfolio holdings	83
Net advisory fees paid	$1,136,174
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	3.3%
Casella Waste Systems, Inc., Class A	2.5%
Victory Capital Holdings, Inc., Class A	2.5%
Regal Rexnord Corp.	2.5%
Workiva, Inc.	2.3%
Esab Corp.	2.1%
Vertex, Inc., Class A	2.1%
Safety Insurance Group, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Clearwater Analytics Holdings, Inc., Class A	1.9%
Top Ten as a Group	23.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	3.3%
Casella Waste Systems, Inc., Class A	2.5%
Victory Capital Holdings, Inc., Class A	2.5%
Regal Rexnord Corp.	2.5%
Workiva, Inc.	2.3%
Esab Corp.	2.1%
Vertex, Inc., Class A	2.1%
Safety Insurance Group, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Clearwater Analytics Holdings, Inc., Class A	1.9%
Top Ten as a Group	23.2%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000180066 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class I
Trading Symbol	TSQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class I/TSQIX)	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class I shares returned 15.48%, while the benchmark, the Russell 2000® Growth Index, returned 15.15%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    The U.S. election, particularly Donald Trump’s Republican Party victory, spurred a pro-business sentiment, boosting expectations for lower regulation and protectionist tariffs. This optimism led to strong performance in U.S. equities, especially in Q4.
•    The U.S. market environment broadly favored stocks with high momentum and volatility while penalizing value (defined by Barra’s U.S. risk factors).
FUND PERFORMANCE
•    The Fund performed generally in-line with the Russell 2000® Growth Index. Relative performance was impacted by sector-specific challenges, but positive developments in select positions helped mitigate losses. Our approach, which emphasizes fundamental growth and valuation with lower risk, was not favored.
•    The Fund outperformed in the information technology and consumer discretionary sectors, but performance was offset by weakness from the communications services and health care sectors.
•    Victory Capital, a global asset manager, was a top contributor with a 96% return in 2024. Its revenues and margins steadily improved throughout the year. A new long-term distribution agreement with a European financial firm is expected to broaden Victory Capital’s reach.
•    Synaptics, developer of human interface technologies, was a top detractor with a 33% decline. Most semiconductor stocks were sold off midyear, though the company’s end markets took longer to recover and resume prior order levels.
•    Bumble, a women-focused online mobile dating application, fell 65% while the position was held in 2024. User activity was weak, then declined, delaying revenue reacceleration. The position was sold.
•    Credo Technology, a maker of high-speed connectivity components for data infrastructure, rose 200%. Demand for its components steadily increased from data center builders.
OUTLOOK
•   Looking ahead to 2025, market uncertainties remain, but the Fund’s strategy of focusing on well-managed companies with growth potential and attractive valuations will guide its approach. We remain committed to optimizing the portfolio to achieve long-term value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	15.48%	7.45%	9.52%
S&P 500® Index	25.02%	14.53%	14.25%
Russell 2000® Growth Index	15.15%	6.86%	8.51%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 119,194,843
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,136,174
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$119,194,843
Total number of portfolio holdings	83
Net advisory fees paid	$1,136,174
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	3.3%
Casella Waste Systems, Inc., Class A	2.5%
Victory Capital Holdings, Inc., Class A	2.5%
Regal Rexnord Corp.	2.5%
Workiva, Inc.	2.3%
Esab Corp.	2.1%
Vertex, Inc., Class A	2.1%
Safety Insurance Group, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Clearwater Analytics Holdings, Inc., Class A	1.9%
Top Ten as a Group	23.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	3.3%
Casella Waste Systems, Inc., Class A	2.5%
Victory Capital Holdings, Inc., Class A	2.5%
Regal Rexnord Corp.	2.5%
Workiva, Inc.	2.3%
Esab Corp.	2.1%
Vertex, Inc., Class A	2.1%
Safety Insurance Group, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Clearwater Analytics Holdings, Inc., Class A	1.9%
Top Ten as a Group	23.2%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000027324 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Small Cap Growth Fund
Class Name	Class Z
Trading Symbol	TSCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Small Cap Growth Fund (Class Z/TSCIX)	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class Z shares returned 15.53%, while the benchmark, the Russell 2000® Growth Index, returned 15.15%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    The U.S. election, particularly Donald Trump’s Republican Party victory, spurred a pro-business sentiment, boosting expectations for lower regulation and protectionist tariffs. This optimism led to strong performance in U.S. equities, especially in Q4.
•    The U.S. market environment broadly favored stocks with high momentum and volatility while penalizing value (defined by Barra’s U.S. risk factors).
FUND PERFORMANCE
•    The Fund performed generally in-line with the Russell 2000® Growth Index. Relative performance was impacted by sector-specific challenges, but positive developments in select positions helped mitigate losses. Our approach, which emphasizes fundamental growth and valuation with lower risk, was not favored.
•    The Fund outperformed in the information technology and consumer discretionary sectors, but performance was offset by weakness from the communications services and health care sectors.
•    Victory Capital, a global asset manager, was a top contributor with a 96% return in 2024. Its revenues and margins steadily improved throughout the year. A new long-term distribution agreement with a European financial firm is expected to broaden Victory Capital’s reach.
•    Synaptics, developer of human interface technologies, was a top detractor with a 33% decline. Most semiconductor stocks were sold off midyear, though the company’s end markets took longer to recover and resume prior order levels.
•    Bumble, a women-focused online mobile dating application, fell 65% while the position was held in 2024. User activity was weak, then declined, delaying revenue reacceleration. The position was sold.
•    Credo Technology, a maker of high-speed connectivity components for data infrastructure, rose 200%. Demand for its components steadily increased from data center builders.
OUTLOOK
•   Looking ahead to 2025, market uncertainties remain, but the Fund’s strategy of focusing on well-managed companies with growth potential and attractive valuations will guide its approach. We remain committed to optimizing the portfolio to achieve long-term value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	15.53%	7.54%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 119,194,843
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,136,174
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$119,194,843
Total number of portfolio holdings	83
Net advisory fees paid	$1,136,174
Portfolio turnover rate as of the end of the reporting period	74%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	3.3%
Casella Waste Systems, Inc., Class A	2.5%
Victory Capital Holdings, Inc., Class A	2.5%
Regal Rexnord Corp.	2.5%
Workiva, Inc.	2.3%
Esab Corp.	2.1%
Vertex, Inc., Class A	2.1%
Safety Insurance Group, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Clearwater Analytics Holdings, Inc., Class A	1.9%
Top Ten as a Group	23.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	3.3%
Casella Waste Systems, Inc., Class A	2.5%
Victory Capital Holdings, Inc., Class A	2.5%
Regal Rexnord Corp.	2.5%
Workiva, Inc.	2.3%
Esab Corp.	2.1%
Vertex, Inc., Class A	2.1%
Safety Insurance Group, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	2.0%
Clearwater Analytics Holdings, Inc., Class A	1.9%
Top Ten as a Group	23.2%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the following fee changes for the Fund took effect and resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure: (i) the management fee for the Fund was reduced from 0.79% to 0.76%; and (ii) the Fund’s existing contractual expense limitation agreement with AMG Funds LLC (the “Investment Manager”) was replaced with a new contractual expense limitation agreement with the Investment Manager pursuant to which the Investment Manager agreed, through at least May 1, 2026, to limit total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.96% (reduced from 0.99%) of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000069910 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class N
Trading Symbol	GWETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class N/GWETX)	$139	1.30%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund's Class N shares returned 13.57%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 11.54%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small cap stocks, as measured by the Russell 2000® Index, delivered a respectable 11.54% annual gain, but trailed large caps, as measured by the S&P 500® Index return of 25.02%.
•    Small caps failed to capture investor imagination in the way the Magnificent 7 and other large cap momentum stocks did outside of rallies in July and early November.
PERFORMANCE REVIEW
•    Stock selection within health care, consumer discretionary, and financials drove performance.
•    Notable top contributors in those sectors included: Insmed Inc. (+123%), Boot Barn Holdings, Inc. (+98%), and Stifel Financial Corp. (+56%).
•    Information technology and consumer staples were the most challenging sectors to performance due in equal parts to lagging portfolio holdings and lack of exposure to companies in the benchmark that performed strongly and the Fund did not own.
•    Notable top detractors from performance in those sectors included: Endava PLC (-60%), Allegro MicroSystems, Inc. (-28%), and Central Garden & Pet Company (-6%).
OUTLOOK
•   As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	13.57%	7.83%	8.41%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 664,812,192
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,508,344
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$664,812,192
Total number of portfolio holdings	95
Net advisory fees paid	$4,508,344
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Intapp, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.1%
RBC Bearings, Inc.	1.8%
SPX Technologies, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
The Descartes Systems Group, Inc. (Canada)	1.6%
Houlihan Lokey, Inc.	1.6%
Stifel Financial Corp.	1.5%
Champion Homes, Inc.	1.5%
Texas Roadhouse, Inc.	1.5%
Top Ten as a Group	17.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Intapp, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.1%
RBC Bearings, Inc.	1.8%
SPX Technologies, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
The Descartes Systems Group, Inc. (Canada)	1.6%
Houlihan Lokey, Inc.	1.6%
Stifel Financial Corp.	1.5%
Champion Homes, Inc.	1.5%
Texas Roadhouse, Inc.	1.5%
Top Ten as a Group	17.6%

C000069911 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class I
Trading Symbol	GWEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class I/GWEIX)	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund's Class I shares returned 13.99%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 11.54%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small cap stocks, as measured by the Russell 2000® Index, delivered a respectable 11.54% annual gain, but trailed large caps, as measured by the S&P 500® Index return of 25.02%.
•    Small caps failed to capture investor imagination in the way the Magnificent 7 and other large cap momentum stocks did outside of rallies in July and early November.
PERFORMANCE REVIEW
•    Stock selection within health care, consumer discretionary, and financials drove performance.
•    Notable top contributors in those sectors included: Insmed Inc. (+123%), Boot Barn Holdings, Inc. (+98%), and Stifel Financial Corp. (+56%).
•    Information technology and consumer staples were the most challenging sectors to performance due in equal parts to lagging portfolio holdings and lack of exposure to companies in the benchmark that performed strongly and the Fund did not own.
•    Notable top detractors from performance in those sectors included: Endava PLC (-60%), Allegro MicroSystems, Inc. (-28%), and Central Garden & Pet Company (-6%).
OUTLOOK
•   As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	13.99%	8.21%	8.80%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 2000® Index	11.54%	7.40%	7.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 664,812,192
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,508,344
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$664,812,192
Total number of portfolio holdings	95
Net advisory fees paid	$4,508,344
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Intapp, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.1%
RBC Bearings, Inc.	1.8%
SPX Technologies, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
The Descartes Systems Group, Inc. (Canada)	1.6%
Houlihan Lokey, Inc.	1.6%
Stifel Financial Corp.	1.5%
Champion Homes, Inc.	1.5%
Texas Roadhouse, Inc.	1.5%
Top Ten as a Group	17.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Intapp, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.1%
RBC Bearings, Inc.	1.8%
SPX Technologies, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
The Descartes Systems Group, Inc. (Canada)	1.6%
Houlihan Lokey, Inc.	1.6%
Stifel Financial Corp.	1.5%
Champion Homes, Inc.	1.5%
Texas Roadhouse, Inc.	1.5%
Top Ten as a Group	17.6%

C000180070 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small Cap Core Fund
Class Name	Class Z
Trading Symbol	GWEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small Cap Core Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small Cap Core Fund (Class Z/GWEZX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund's Class Z shares returned 14.04%, compared with the Fund’s benchmark, the Russell 2000® Index, which returned 11.54%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small cap stocks, as measured by the Russell 2000® Index, delivered a respectable 11.54% annual gain, but trailed large caps, as measured by the S&P 500® Index return of 25.02%.
•    Small caps failed to capture investor imagination in the way the Magnificent 7 and other large cap momentum stocks did outside of rallies in July and early November.
PERFORMANCE REVIEW
•    Stock selection within health care, consumer discretionary, and financials drove performance.
•    Notable top contributors in those sectors included: Insmed Inc. (+123%), Boot Barn Holdings, Inc. (+98%), and Stifel Financial Corp. (+56%).
•    Information technology and consumer staples were the most challenging sectors to performance due in equal parts to lagging portfolio holdings and lack of exposure to companies in the benchmark that performed strongly and the Fund did not own.
•    Notable top detractors from performance in those sectors included: Endava PLC (-60%), Allegro MicroSystems, Inc. (-28%), and Central Garden & Pet Company (-6%).
OUTLOOK
•   As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	14.04%	8.26%	8.76%
S&P 500® Index	25.02%	14.53%	14.25%
Russell 2000® Index	11.54%	7.40%	7.62%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 664,812,192
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 4,508,344
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$664,812,192
Total number of portfolio holdings	95
Net advisory fees paid	$4,508,344
Portfolio turnover rate as of the end of the reporting period	22%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Intapp, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.1%
RBC Bearings, Inc.	1.8%
SPX Technologies, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
The Descartes Systems Group, Inc. (Canada)	1.6%
Houlihan Lokey, Inc.	1.6%
Stifel Financial Corp.	1.5%
Champion Homes, Inc.	1.5%
Texas Roadhouse, Inc.	1.5%
Top Ten as a Group	17.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Intapp, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.1%
RBC Bearings, Inc.	1.8%
SPX Technologies, Inc.	1.8%
Globus Medical, Inc., Class A	1.7%
The Descartes Systems Group, Inc. (Canada)	1.6%
Houlihan Lokey, Inc.	1.6%
Stifel Financial Corp.	1.5%
Champion Homes, Inc.	1.5%
Texas Roadhouse, Inc.	1.5%
Top Ten as a Group	17.6%

C000077269 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class N
Trading Symbol	GWMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class N/GWMTX)	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund's Class N shares returned (0.29%), compared to the (0.33%) return for its benchmark, the Bloomberg 10-Year Municipal Bond Index. The Bloomberg U.S. Municipal Bond Index returned 1.05% over the same period.
MARKET OVERVIEW
•    Municipal bonds posted modest returns in 2024 hindered by the backup in rates across the broader market and a record-breaking year of new issuance.
•    After steepening through the middle of the year, the municipal bond yield curve flattened in the fourth quarter, reflecting the now less aggressive, more data-dependent Federal Reserve Board.
•    The market limped into year-end as a surge of eleventh-hour tax-loss selling was met by an indifferent buyer base with no primary issuance to provide price discovery.
•    The predictable spike in yields, however, felt more like a technical correction than a fundamental shift in sentiment.
FUND PERFORMANCE REVIEW
•    The Fund performed generally in-line with the Bloomberg 10-Year Municipal Bond Index over the year. The Fund’s favorable curve positioning and overall security selection was a positive contributor to results.
•    A longer duration positioning relative to the benchmark was the biggest negative as rates rose during the period.
OUTLOOK
•    Despite the potential for fiscal policy headwinds, the municipal market enters 2025 with historically attractive yields, solid fundamentals, and favorable supply/demand dynamics, which should be supportive of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	(0.29%)	0.30%	1.59%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg 10-Year Municipal Bond Index	(0.33%)	0.99%	2.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,006,408,515
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 1,482,832
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$1,006,408,515
Total number of portfolio holdings	206
Net advisory fees paid	$1,482,832
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Pennsylvania Turnpike Commission, 5.000%, 12/01/43	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	1.1%
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, Revenue, 5.000%, 01/01/30	1.1%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.0%
Top Ten as a Group	12.4%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Pennsylvania Turnpike Commission, 5.000%, 12/01/43	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	1.1%
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, Revenue, 5.000%, 01/01/30	1.1%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.0%
Top Ten as a Group	12.4%

C000077267 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Bond Fund
Class Name	Class I
Trading Symbol	GWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Bond Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Bond Fund (Class I/GWMIX)	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund's Class I shares returned 0.04%, compared to the (0.33%) return for its benchmark, the Bloomberg 10-Year Municipal Bond Index. The Bloomberg U.S. Municipal Bond Index returned 1.05% over the same period.
MARKET OVERVIEW
•    Municipal bonds posted modest returns in 2024 hindered by the backup in rates across the broader market and a record-breaking year of new issuance.
•    After steepening through the middle of the year, the municipal bond yield curve flattened in the fourth quarter, reflecting the now less aggressive, more data-dependent Federal Reserve Board.
•    The market limped into year-end as a surge of eleventh-hour tax-loss selling was met by an indifferent buyer base with no primary issuance to provide price discovery.
•    The predictable spike in yields, however, felt more like a technical correction than a fundamental shift in sentiment.
FUND PERFORMANCE REVIEW
•    The Fund performed generally in-line with the Bloomberg 10-Year Municipal Bond Index over the year. The Fund’s favorable curve positioning and overall security selection was a positive contributor to results.
•    A longer duration positioning relative to the benchmark was the biggest negative as rates rose during the period.
OUTLOOK
•    Despite the potential for fiscal policy headwinds, the municipal market enters 2025 with historically attractive yields, solid fundamentals, and favorable supply/demand dynamics, which should be supportive of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	0.04%	0.64%	1.95%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg 10-Year Municipal Bond Index	(0.33%)	0.99%	2.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,006,408,515
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 1,482,832
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$1,006,408,515
Total number of portfolio holdings	206
Net advisory fees paid	$1,482,832
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Pennsylvania Turnpike Commission, 5.000%, 12/01/43	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	1.1%
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, Revenue, 5.000%, 01/01/30	1.1%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.0%
Top Ten as a Group	12.4%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Iowa Finance Authority, State Revolving Fund Green Bond, 5.000%, 08/01/30	1.5%
Pennsylvania Turnpike Commission, 5.000%, 12/01/43	1.5%
Triborough Bridge & Tunnel Authority, Series C, 5.000%, 11/15/36	1.4%
State of Maryland, Department of Transportation, 5.000%, 10/01/28	1.3%
Louisiana Stadium & Exposition District, Series A, 5.000%, 07/01/42	1.2%
City of San Antonio Electric & Gas Systems, Series A, 5.000%, 02/01/31	1.2%
State of Illinois, Series B, 5.000%, 05/01/34	1.1%
Illinois State Toll Highway Authority, Senior Revenue, Series A, 5.000%, 01/01/30	1.1%
State of Connecticut Special Tax Obligation, Transportation Infrastructure, Series A, Revenue, 5.000%, 01/01/30	1.1%
State of Maryland, Department of Transportation, 5.000%, 09/01/29	1.0%
Top Ten as a Group	12.4%

C000115981 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Fund
Class Name	Class I
Trading Symbol	YACKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Fund (Class I/YACKX)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2024, the Fund's Class I shares returned 4.91%, lagging the 14.37% return of the Russell 1000® Value Index and the 25.02% return of the S&P 500® Index.
PERFORMANCE REVIEW
•    2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. The broad market returns in the U.S. continue to be driven largely by multiple expansion, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Charles Schwab remains a core position in the portfolio. We believe the company’s business remains  attractive with a recurring, fee-based revenue model. Charles Schwab significantly grew client assets during 2024.
•    Alphabet has continued to participate in the market enthusiasm for artificial intelligence (AI) leaders. The company has an enviable position in online search with one of the largest moats in advertising in the market. YouTube continues to be a leader in the streaming market with a vast catalog of user-generated content.
•    Fox saw considerable growth in Fox News viewership and gained share in the cable news market. Fox has avoided streaming wars with its competitors and has grown its free, ad-supported streaming platform Tubi. Fox benefited from its NFL rights and is well positioned in sports streaming.
TOP DETRACTORS
•    Samsung Electronics is a global leader in key areas of the technology industry: memory chips, foundry, and mobile phones. The company has not yet participated in AI markets like its peers SK hynix/Micron Technology, Inc., Taiwan Semiconductor Manufacturing Company Limited (TSMC), and Apple have in their respective businesses. Samsung Electronics offers a way to potentially participate in each of these markets associated with AI at an attractive valuation.
•    Bolloré has three sources of value: a position in Vivendi, a position in Universal Music Group, and a large cash balance. The economic share count is less than half of the reported shares outstanding. We believe Bolloré’s businesses continue to perform well, and the fundamental value of the company continues to grow.
•    Elevance Health is a diversified health service and health insurance company that was impacted by recent negative sentiment about the health insurance sector overall.
FUND POSITIONING
•    The Fund remains relatively concentrated with the top 10 positions representing 39.0% of the Fund’s net assets as of December 31, 2024. The Fund remains focused on seeking to produce strong risk-adjusted returns over a full market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	4.91%	9.11%	8.77%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 7,401,207,305
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 35,531,310
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$7,401,207,305
Total number of portfolio holdings	66
Net advisory fees paid	$35,531,310
Portfolio turnover rate as of the end of the reporting period	6%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	7.9%
Canadian Natural Resources, Ltd. (Canada)	6.8%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	4.7%
Microsoft Corp.	3.9%
The Procter & Gamble Co.	2.8%
The Charles Schwab Corp.	2.8%
U-Haul Holding Co., Non-Voting Shares	2.6%
Cognizant Technology Solutions Corp., Class A	2.5%
PepsiCo, Inc.	2.5%
Alphabet, Inc., Class C	2.5%
Top Ten as a Group	39.0%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	7.9%
Canadian Natural Resources, Ltd. (Canada)	6.8%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	4.7%
Microsoft Corp.	3.9%
The Procter & Gamble Co.	2.8%
The Charles Schwab Corp.	2.8%
U-Haul Holding Co., Non-Voting Shares	2.6%
Cognizant Technology Solutions Corp., Class A	2.5%
PepsiCo, Inc.	2.5%
Alphabet, Inc., Class C	2.5%
Top Ten as a Group	39.0%

C000027323 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	TMDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class N/TMDPX)	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class N shares returned 10.57%, while its benchmark, the Russell Midcap® Growth Index, returned 22.10%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    The U.S. election, particularly Donald Trump’s Republican Party victory, spurred a pro-business sentiment, boosting expectations for lower regulation and protectionist tariffs. This optimism led to strong performance in U.S. equities, especially in Q4.
•    The U.S. market environment broadly favored stocks with high momentum and volatility while penalizing value (defined by Barra’s U.S. risk factors).
FUND PERFORMANCE
•    The Fund’s performance was impacted by sector-specific challenges, but positive developments in select positions helped mitigate losses. Underperformance was concentrated in the information technology and health care sectors. Strength was seen in financials and consumer staples, partially offsetting the losses.
•    Within information technology, the Fund favored critical system providers and companies involved in productivity-enhancing technologies. Within the sector, Microchip Technology was a top detractor after it suffered a 32% drop due to a prolonged inventory correction and weak industrial/automotive markets. Marvell Technology Inc. was a positive contributor as it benefited from strong demand for data centers and artificial intelligence (“AI”), leading to an 82% stock price increase. The Fund exited its position in Microchip Technology during the period.
•    Within health care, the Fund is focused on companies with novel therapies or specialized services. Dexcom was initially promising, but dropped 44% due to disappointing results and lowered guidance after a new product launch. The Fund exited its position in Dexcom during the period.
•    Within financials, the Fund avoided banks facing credit risks, preferring asset managers or specialized insurers. Interactive Brokers experienced significant growth, with a 114% stock price increase due to rising client numbers and daily trades.
•    Within consumer staples, our emphasis was on value-oriented or specialty retailers. BJ’s Wholesale Club benefited from rising grocery prices and a surge in memberships, resulting in a 34% increase in stock price.
OUTLOOK
•   Looking ahead to 2025, market uncertainties remain, but the Fund’s strategy of focusing on well-managed companies with growth potential and attractive valuations will guide its approach. We remain committed to optimizing the portfolio to achieve long-term value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	10.57%	10.56%	11.05%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,364,019,914
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 9,886,147
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$1,364,019,914
Total number of portfolio holdings	79
Net advisory fees paid	$9,886,147
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
HubSpot, Inc.	3.6%
Cencora, Inc.	2.7%
Verisk Analytics, Inc., Class A	2.5%
TPG, Inc.	2.4%
Cheniere Energy, Inc.	2.4%
Gartner, Inc.	2.3%
EMCOR Group, Inc.	2.3%
Veeva Systems, Inc., Class A	2.1%
CyberArk Software, Ltd. (Israel)	2.1%
Teradyne, Inc.	2.1%
Top Ten as a Group	24.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
HubSpot, Inc.	3.6%
Cencora, Inc.	2.7%
Verisk Analytics, Inc., Class A	2.5%
TPG, Inc.	2.4%
Cheniere Energy, Inc.	2.4%
Gartner, Inc.	2.3%
EMCOR Group, Inc.	2.3%
Veeva Systems, Inc., Class A	2.1%
CyberArk Software, Ltd. (Israel)	2.1%
Teradyne, Inc.	2.1%
Top Ten as a Group	24.5%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000180065 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	TQMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class I/TQMIX)	$101	0.96%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class I shares returned 10.72%, while its benchmark, the Russell Midcap® Growth Index, returned 22.10%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    The U.S. election, particularly Donald Trump’s Republican Party victory, spurred a pro-business sentiment, boosting expectations for lower regulation and protectionist tariffs. This optimism led to strong performance in U.S. equities, especially in Q4.
•    The U.S. market environment broadly favored stocks with high momentum and volatility while penalizing value (defined by Barra’s U.S. risk factors).
FUND PERFORMANCE
•    The Fund’s performance was impacted by sector-specific challenges, but positive developments in select positions helped mitigate losses. Underperformance was concentrated in the information technology and health care sectors. Strength was seen in financials and consumer staples, partially offsetting the losses.
•    Within information technology, the Fund favored critical system providers and companies involved in productivity-enhancing technologies. Within the sector, Microchip Technology was a top detractor after it suffered a 32% drop due to a prolonged inventory correction and weak industrial/automotive markets. Marvell Technology Inc. was a positive contributor as it benefited from strong demand for data centers and artificial intelligence (“AI”), leading to an 82% stock price increase. The Fund exited its position in Microchip Technology during the period.
•    Within health care, the Fund is focused on companies with novel therapies or specialized services. Dexcom was initially promising, but dropped 44% due to disappointing results and lowered guidance after a new product launch. The Fund exited its position in Dexcom during the period.
•    Within financials, the Fund avoided banks facing credit risks, preferring asset managers or specialized insurers. Interactive Brokers experienced significant growth, with a 114% stock price increase due to rising client numbers and daily trades.
•    Within consumer staples, our emphasis was on value-oriented or specialty retailers. BJ’s Wholesale Club benefited from rising grocery prices and a surge in memberships, resulting in a 34% increase in stock price.
OUTLOOK
•   Looking ahead to 2025, market uncertainties remain, but the Fund’s strategy of focusing on well-managed companies with growth potential and attractive valuations will guide its approach. We remain committed to optimizing the portfolio to achieve long-term value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	10.72%	10.72%	12.47%
S&P 500® Index	25.02%	14.53%	14.25%
Russell Midcap® Growth Index	22.10%	11.47%	12.99%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,364,019,914
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 9,886,147
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$1,364,019,914
Total number of portfolio holdings	79
Net advisory fees paid	$9,886,147
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
HubSpot, Inc.	3.6%
Cencora, Inc.	2.7%
Verisk Analytics, Inc., Class A	2.5%
TPG, Inc.	2.4%
Cheniere Energy, Inc.	2.4%
Gartner, Inc.	2.3%
EMCOR Group, Inc.	2.3%
Veeva Systems, Inc., Class A	2.1%
CyberArk Software, Ltd. (Israel)	2.1%
Teradyne, Inc.	2.1%
Top Ten as a Group	24.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
HubSpot, Inc.	3.6%
Cencora, Inc.	2.7%
Verisk Analytics, Inc., Class A	2.5%
TPG, Inc.	2.4%
Cheniere Energy, Inc.	2.4%
Gartner, Inc.	2.3%
EMCOR Group, Inc.	2.3%
Veeva Systems, Inc., Class A	2.1%
CyberArk Software, Ltd. (Israel)	2.1%
Teradyne, Inc.	2.1%
Top Ten as a Group	24.5%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000027322 [Member]
Shareholder Report [Line Items]
Fund Name	AMG TimesSquare Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	TMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG TimesSquare Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG TimesSquare Mid Cap Growth Fund (Class Z/TMDIX)	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class Z shares returned 10.78%, while its benchmark, the Russell Midcap® Growth Index, returned 22.10%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    The U.S. election, particularly Donald Trump’s Republican Party victory, spurred a pro-business sentiment, boosting expectations for lower regulation and protectionist tariffs. This optimism led to strong performance in U.S. equities, especially in Q4.
•    The U.S. market environment broadly favored stocks with high momentum and volatility while penalizing value (defined by Barra’s U.S. risk factors).
FUND PERFORMANCE
•    The Fund’s performance was impacted by sector-specific challenges, but positive developments in select positions helped mitigate losses. Underperformance was concentrated in the information technology and health care sectors. Strength was seen in financials and consumer staples, partially offsetting the losses.
•    Within information technology, the Fund favored critical system providers and companies involved in productivity-enhancing technologies. Within the sector, Microchip Technology was a top detractor after it suffered a 32% drop due to a prolonged inventory correction and weak industrial/automotive markets. Marvell Technology Inc. was a positive contributor as it benefited from strong demand for data centers and artificial intelligence (“AI”), leading to an 82% stock price increase. The Fund exited its position in Microchip Technology during the period.
•    Within health care, the Fund is focused on companies with novel therapies or specialized services. Dexcom was initially promising, but dropped 44% due to disappointing results and lowered guidance after a new product launch. The Fund exited its position in Dexcom during the period.
•    Within financials, the Fund avoided banks facing credit risks, preferring asset managers or specialized insurers. Interactive Brokers experienced significant growth, with a 114% stock price increase due to rising client numbers and daily trades.
•    Within consumer staples, our emphasis was on value-oriented or specialty retailers. BJ’s Wholesale Club benefited from rising grocery prices and a surge in memberships, resulting in a 34% increase in stock price.
OUTLOOK
•   Looking ahead to 2025, market uncertainties remain, but the Fund’s strategy of focusing on well-managed companies with growth potential and attractive valuations will guide its approach. We remain committed to optimizing the portfolio to achieve long-term value.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	10.78%	10.78%	11.27%
S&P 500® Index	25.02%	14.53%	13.10%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 1,364,019,914
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 9,886,147
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$1,364,019,914
Total number of portfolio holdings	79
Net advisory fees paid	$9,886,147
Portfolio turnover rate as of the end of the reporting period	48%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
HubSpot, Inc.	3.6%
Cencora, Inc.	2.7%
Verisk Analytics, Inc., Class A	2.5%
TPG, Inc.	2.4%
Cheniere Energy, Inc.	2.4%
Gartner, Inc.	2.3%
EMCOR Group, Inc.	2.3%
Veeva Systems, Inc., Class A	2.1%
CyberArk Software, Ltd. (Israel)	2.1%
Teradyne, Inc.	2.1%
Top Ten as a Group	24.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
HubSpot, Inc.	3.6%
Cencora, Inc.	2.7%
Verisk Analytics, Inc., Class A	2.5%
TPG, Inc.	2.4%
Cheniere Energy, Inc.	2.4%
Gartner, Inc.	2.3%
EMCOR Group, Inc.	2.3%
Veeva Systems, Inc., Class A	2.1%
CyberArk Software, Ltd. (Israel)	2.1%
Teradyne, Inc.	2.1%
Top Ten as a Group	24.5%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the management fee for the Fund was reduced from 0.79% to 0.66%, which resulted in the overall reduction of the Fund’s net expense ratios as compared with the Fund’s prior fee structure.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000176471 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class N
Trading Symbol	YFSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class N/YFSNX)	$111	1.13%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2024, the Fund's Class N shares returned (3.14%), underperforming the 18.67% return of the MSCI World Index.
PERFORMANCE REVIEW
2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. Global equity market returns continue to be driven largely by multiple expansion among large cap U.S. companies, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Total Energy Services continues its  recovery from COVID-19 lows to reaching recent highs in 2024. Capital spent on equipment upgrades should translate to further growth.
•    Fox saw considerable growth in Fox News viewership and gained share in the cable news market. Fox has avoided streaming wars with its competitors and has grown its free, ad-supported streaming platform Tubi. Fox benefited from its NFL rights and is well positioned in sports streaming.
•    Hyundai Motor achieved record annual revenue and continues to offer an attractive valuation plus dividends. The company began its three-year value-up plan announced in August 2024, which includes ongoing share buybacks.
TOP DETRACTORS
•    Samsung Electronics is a global leader in key areas of the technology industry: memory chips, foundry, and mobile phones. The company has not yet participated in artificial intelligence (AI) markets like its  peers  SK hynix/Micron, Taiwan Semiconductor Manufacturing Company Limited (TSMC), and Apple have in their respective businesses. Samsung Electronics offers a way to potentially participate in each of these markets associated with artificial intelligence (AI) at an attractive valuation.
•    Samsung C&T Corporation is the  holding company of the various Samsung companies, and the performance of Samsung Electronics as well as the strength of the U.S. dollar detracted from performance.
•    LG Household & Health Care is still on track to cancel a substantial percentage of treasury shares by 2027.
FUND POSITIONING
•    The Fund remains concentrated in stocks largely outside the U.S. with the top 10 positions representing 53.2% of the Fund’s net assets as of December 31, 2024. The Fund remains focused on seeking to produce strong risk-adjusted returns over a full market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on January 30, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	(3.14%)	6.43%	9.46%
MSCI World Index	18.67%	11.17%	11.48%

Performance Inception Date	Jan. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 150,565,544
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,177,685
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$150,565,544
Total number of portfolio holdings	57
Net advisory fees paid	$1,177,685
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	11.0%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	6.5%
Canadian Natural Resources, Ltd. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.3%
Cie de L'Odet SE (France)	4.9%
HI-LEX Corp. (Japan)	4.5%
Samsung C&T Corp. (South Korea)	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.7%
Unit Corp. (United States)	3.4%
Hyundai Motor Co., 9.360% (South Korea)	3.1%
Top Ten as a Group	53.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	11.0%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	6.5%
Canadian Natural Resources, Ltd. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.3%
Cie de L'Odet SE (France)	4.9%
HI-LEX Corp. (Japan)	4.5%
Samsung C&T Corp. (South Korea)	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.7%
Unit Corp. (United States)	3.4%
Hyundai Motor Co., 9.360% (South Korea)	3.1%
Top Ten as a Group	53.2%

C000176472 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Global Fund
Class Name	Class I
Trading Symbol	YFSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Global Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Global Fund (Class I/YFSIX)	$92	0.93%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2024, the Fund's Class I shares returned (3.01%), underperforming the 18.67% return of the MSCI World Index.
PERFORMANCE REVIEW
2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. Global equity market returns continue to be driven largely by multiple expansion among large cap U.S. companies, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Total Energy Services continues its  recovery from COVID-19 lows to reaching recent highs in 2024. Capital spent on equipment upgrades should translate to further growth.
•    Fox saw considerable growth in Fox News viewership and gained share in the cable news market. Fox has avoided streaming wars with its competitors and has grown its free, ad-supported streaming platform Tubi. Fox benefited from its NFL rights and is well positioned in sports streaming.
•    Hyundai Motor achieved record annual revenue and continues to offer an attractive valuation plus dividends. The company began its three-year value-up plan announced in August 2024, which includes ongoing share buybacks.
TOP DETRACTORS
•    Samsung Electronics is a global leader in key areas of the technology industry: memory chips, foundry, and mobile phones. The company has not yet participated in artificial intelligence (AI) markets like its  peers  SK hynix/Micron, Taiwan Semiconductor Manufacturing Company Limited (TSMC), and Apple have in their respective businesses. Samsung Electronics offers a way to potentially participate in each of these markets associated with artificial intelligence (AI) at an attractive valuation.
•    Samsung C&T Corporation is the  holding company of the various Samsung companies, and the performance of Samsung Electronics as well as the strength of the U.S. dollar detracted from performance.
•    LG Household & Health Care is still on track to cancel a substantial percentage of treasury shares by 2027.
FUND POSITIONING
•    The Fund remains concentrated in stocks largely outside the U.S. with the top 10 positions representing 53.2% of the Fund’s net assets as of December 31, 2024. The Fund remains focused on seeking to produce strong risk-adjusted returns over a full market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on January 30, 2017, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	(3.01%)	6.60%	9.56%
MSCI World Index	18.67%	11.17%	11.48%

Performance Inception Date	Jan. 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 150,565,544
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,177,685
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$150,565,544
Total number of portfolio holdings	57
Net advisory fees paid	$1,177,685
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	11.0%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	6.5%
Canadian Natural Resources, Ltd. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.3%
Cie de L'Odet SE (France)	4.9%
HI-LEX Corp. (Japan)	4.5%
Samsung C&T Corp. (South Korea)	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.7%
Unit Corp. (United States)	3.4%
Hyundai Motor Co., 9.360% (South Korea)	3.1%
Top Ten as a Group	53.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	11.0%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	6.5%
Canadian Natural Resources, Ltd. (Canada)	6.4%
Total Energy Services, Inc. (Canada)	5.3%
Cie de L'Odet SE (France)	4.9%
HI-LEX Corp. (Japan)	4.5%
Samsung C&T Corp. (South Korea)	4.4%
Hyundai Mobis Co., Ltd. (South Korea)	3.7%
Unit Corp. (United States)	3.4%
Hyundai Motor Co., 9.360% (South Korea)	3.1%
Top Ten as a Group	53.2%

C000115978 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class N
Trading Symbol	YAFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class N/YAFFX)	$125	1.25%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2024, the Fund's Class N shares returned 0.72%, lagging the 14.37% return of the Russell 1000® Value Index and the 25.02% return of the S&P 500® Index.
PERFORMANCE REVIEW
•    2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. The broad market returns in the U.S. continue to be driven largely by multiple expansion, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Fox saw considerable growth in Fox News viewership and gained share in the cable news market. Fox has avoided streaming wars with its competitors and has grown its free, ad-supported streaming platform Tubi. Fox benefited from its NFL rights and is well positioned in sports streaming.
•    Charles Schwab remains a core position in the portfolio. We believe the company’s business remains  attractive with a recurring, fee-based revenue model. Charles Schwab significantly grew client assets during 2024.
•    Alphabet has continued to participate in the market enthusiasm for artificial intelligence (AI) leaders. The company has an enviable position in online search with one of the largest moats in advertising in the market. YouTube continues to be a leader in the streaming market with a vast catalog of user-generated content.
TOP DETRACTORS
•    Samsung Electronics is a global leader in key areas of the technology industry: memory chips, foundry, and mobile phones. The company has not yet participated in AI markets like its  peers  SK hynix/Micron, Taiwan Semiconductor Manufacturing Company Limited (TSMC), and Apple have in their respective businesses. Samsung Electronics offers a way to potentially participate in each of these  markets associated with AI at an attractive valuation.
•    Bolloré has three sources of value: a position in Vivendi, a position in Universal Music Group, and a large cash balance. The economic share count is less than half of the reported shares outstanding. We believe Bolloré’s businesses continue to perform well, and the fundamental value of the company continues to grow.
•    Canadian Natural Resources is a leading oil sands producer. We believe the company’s management team is among the best in the industry, and have proven to be exceptional capital allocators.
FUND POSITIONING
•    The Fund remains concentrated with the top 10 positions representing 50.5% of the Fund’s  net assets as of December 31, 2024. The Fund remains focused on seeking to produce strong risk-adjusted returns over a full market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	0.72%	8.05%	8.63%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 2,929,341,673
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 30,763,692
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$2,929,341,673
Total number of portfolio holdings	55
Net advisory fees paid	$30,763,692
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	10.4%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	9.0%
Canadian Natural Resources, Ltd. (Canada)	8.3%
Microsoft Corp.	4.2%
U-Haul Holding Co., Non-Voting Shares	3.9%
Fox Corp., Class B	3.6%
KT&G Corp. (South Korea)	3.0%
The Procter & Gamble Co.	2.8%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.5%
Top Ten as a Group	50.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	10.4%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	9.0%
Canadian Natural Resources, Ltd. (Canada)	8.3%
Microsoft Corp.	4.2%
U-Haul Holding Co., Non-Voting Shares	3.9%
Fox Corp., Class B	3.6%
KT&G Corp. (South Korea)	3.0%
The Procter & Gamble Co.	2.8%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.5%
Top Ten as a Group	50.5%

C000115979 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Focused Fund
Class Name	Class I
Trading Symbol	YAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Focused Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Focused Fund (Class I/YAFIX)	$107	1.07%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the 12 months ending December 31, 2024, the Fund's Class I shares returned 0.88%, lagging the 14.37% return of the Russell 1000® Value Index and the 25.02% return of the S&P 500® Index.
PERFORMANCE REVIEW
•    2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. The broad market returns in the U.S. continue to be driven largely by multiple expansion, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Fox saw considerable growth in Fox News viewership and gained share in the cable news market. Fox has avoided streaming wars with its competitors and has grown its free, ad-supported streaming platform Tubi. Fox benefited from its NFL rights and is well positioned in sports streaming.
•    Charles Schwab remains a core position in the portfolio. We believe the company’s business remains  attractive with a recurring, fee-based revenue model. Charles Schwab significantly grew client assets during 2024.
•    Alphabet has continued to participate in the market enthusiasm for artificial intelligence (AI) leaders. The company has an enviable position in online search with one of the largest moats in advertising in the market. YouTube continues to be a leader in the streaming market with a vast catalog of user-generated content.
TOP DETRACTORS
•    Samsung Electronics is a global leader in key areas of the technology industry: memory chips, foundry, and mobile phones. The company has not yet participated in AI markets like its  peers  SK hynix/Micron, Taiwan Semiconductor Manufacturing Company Limited (TSMC), and Apple have in their respective businesses. Samsung Electronics offers a way to potentially participate in each of these  markets associated with AI at an attractive valuation.
•    Bolloré has three sources of value: a position in Vivendi, a position in Universal Music Group, and a large cash balance. The economic share count is less than half of the reported shares outstanding. We believe Bolloré’s businesses continue to perform well, and the fundamental value of the company continues to grow.
•    Canadian Natural Resources is a leading oil sands producer. We believe the company’s management team is among the best in the industry, and have proven to be exceptional capital allocators.
FUND POSITIONING
•    The Fund remains concentrated with the top 10 positions representing 50.5% of the Fund’s  net assets as of December 31, 2024. The Fund remains focused on seeking to produce strong risk-adjusted returns over a full market cycle.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	0.88%	8.25%	8.83%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Value Index	14.37%	8.68%	8.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 2,929,341,673
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 30,763,692
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$2,929,341,673
Total number of portfolio holdings	55
Net advisory fees paid	$30,763,692
Portfolio turnover rate as of the end of the reporting period	5%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Bolloré SE (France)	10.4%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	9.0%
Canadian Natural Resources, Ltd. (Canada)	8.3%
Microsoft Corp.	4.2%
U-Haul Holding Co., Non-Voting Shares	3.9%
Fox Corp., Class B	3.6%
KT&G Corp. (South Korea)	3.0%
The Procter & Gamble Co.	2.8%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.5%
Top Ten as a Group	50.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Bolloré SE (France)	10.4%
Samsung Electronics Co., Ltd., 2.480% (South Korea)	9.0%
Canadian Natural Resources, Ltd. (Canada)	8.3%
Microsoft Corp.	4.2%
U-Haul Holding Co., Non-Voting Shares	3.9%
Fox Corp., Class B	3.6%
KT&G Corp. (South Korea)	3.0%
The Procter & Gamble Co.	2.8%
The Charles Schwab Corp.	2.8%
PepsiCo, Inc.	2.5%
Top Ten as a Group	50.5%

C000078885 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class N
Trading Symbol	GWMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class N/GWMNX)	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund’s Class N shares returned 2.15%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 2.87%. The Bloomberg U.S. Municipal Bond Index returned 1.05% over the same period.
MARKET OVERVIEW
•    Municipal bonds posted modest returns in 2024 hindered by the backup in rates across the broader market and a record-breaking year of new issuance.
•    After steepening through the middle of the year, the municipal bond yield curve flattened in the fourth quarter, reflecting the now less aggressive, more data-dependent Federal Reserve Board.
•    The market limped into year-end as a surge of eleventh-hour tax-loss selling was met by an indifferent buyer base with no primary issuance to provide price discovery.
•    The predictable spike in yields, however, felt more like a technical correction than a fundamental shift in sentiment.
FUND PERFORMANCE REVIEW
•   The Fund underperformed the Bloomberg U.S. Municipal Bond BAA Index during the period. The Fund’s overall longer duration was the biggest detractor from performance as rates rose during the period.
•    A higher quality bias, specifically the underweight to BBB-rated bonds detracted for the year as lower quality outperformed in 2024.
•    Security selection in the transportation and tobacco sectors was a positive for the year.
•    Overweights to the hospital and higher education sectors were negatives for the year.
•    An underweight to the development sector detracted from relative performance.
OUTLOOK
•    Despite the potential for fiscal policy headwinds, the municipal market enters 2025 with historically attractive yields, solid fundamentals, and favorable supply/demand dynamics, which should be supportive of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	2.15%	0.28%	2.42%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg U.S. Municipal Bond BAA Index	2.87%	1.66%	3.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 184,121,521
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 729,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$184,121,521
Total number of portfolio holdings	79
Net advisory fees paid	$729,760
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.5%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.3%
City of Chattanooga Electric, 2.000%, 09/01/40	3.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 4.000%, 04/30/53	2.7%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.4%
New York Transportation Development Corp., 5.625%, 04/01/40	2.3%
Top Ten as a Group	29.1%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.5%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.3%
City of Chattanooga Electric, 2.000%, 09/01/40	3.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 4.000%, 04/30/53	2.7%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.4%
New York Transportation Development Corp., 5.625%, 04/01/40	2.3%
Top Ten as a Group	29.1%

C000069909 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class I
Trading Symbol	GWMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class I/GWMEX)	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund’s Class I shares returned 2.61%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 2.87%. The Bloomberg U.S. Municipal Bond Index returned 1.05% over the same period.
MARKET OVERVIEW
•    Municipal bonds posted modest returns in 2024 hindered by the backup in rates across the broader market and a record-breaking year of new issuance.
•    After steepening through the middle of the year, the municipal bond yield curve flattened in the fourth quarter, reflecting the now less aggressive, more data-dependent Federal Reserve Board.
•    The market limped into year-end as a surge of eleventh-hour tax-loss selling was met by an indifferent buyer base with no primary issuance to provide price discovery.
•    The predictable spike in yields, however, felt more like a technical correction than a fundamental shift in sentiment.
FUND PERFORMANCE REVIEW
•   The Fund underperformed the Bloomberg U.S. Municipal Bond BAA Index during the period. The Fund’s overall longer duration was the biggest detractor from performance as rates rose during the period.
•    A higher quality bias, specifically the underweight to BBB-rated bonds detracted for the year as lower quality outperformed in 2024.
•    Security selection in the transportation and tobacco sectors was a positive for the year.
•    Overweights to the hospital and higher education sectors were negatives for the year.
•    An underweight to the development sector detracted from relative performance.
OUTLOOK
•    Despite the potential for fiscal policy headwinds, the municipal market enters 2025 with historically attractive yields, solid fundamentals, and favorable supply/demand dynamics, which should be supportive of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	2.61%	0.65%	2.83%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg U.S. Municipal Bond BAA Index	2.87%	1.66%	3.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 184,121,521
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 729,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$184,121,521
Total number of portfolio holdings	79
Net advisory fees paid	$729,760
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.5%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.3%
City of Chattanooga Electric, 2.000%, 09/01/40	3.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 4.000%, 04/30/53	2.7%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.4%
New York Transportation Development Corp., 5.625%, 04/01/40	2.3%
Top Ten as a Group	29.1%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.5%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.3%
City of Chattanooga Electric, 2.000%, 09/01/40	3.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 4.000%, 04/30/53	2.7%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.4%
New York Transportation Development Corp., 5.625%, 04/01/40	2.3%
Top Ten as a Group	29.1%

C000180069 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Municipal Enhanced Yield Fund
Class Name	Class Z
Trading Symbol	GWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Municipal Enhanced Yield Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Municipal Enhanced Yield Fund (Class Z/GWMZX)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year that ended December 31, 2024, the Fund’s Class Z shares returned 2.66%, compared to the Bloomberg U.S. Municipal Bond BAA Index, which returned 2.87%. The Bloomberg U.S. Municipal Bond Index returned 1.05% over the same period.
MARKET OVERVIEW
•    Municipal bonds posted modest returns in 2024 hindered by the backup in rates across the broader market and a record-breaking year of new issuance.
•    After steepening through the middle of the year, the municipal bond yield curve flattened in the fourth quarter, reflecting the now less aggressive, more data-dependent Federal Reserve Board.
•    The market limped into year-end as a surge of eleventh-hour tax-loss selling was met by an indifferent buyer base with no primary issuance to provide price discovery.
•    The predictable spike in yields, however, felt more like a technical correction than a fundamental shift in sentiment.
FUND PERFORMANCE REVIEW
•   The Fund underperformed the Bloomberg U.S. Municipal Bond BAA Index during the period. The Fund’s overall longer duration was the biggest detractor from performance as rates rose during the period.
•    A higher quality bias, specifically the underweight to BBB-rated bonds detracted for the year as lower quality outperformed in 2024.
•    Security selection in the transportation and tobacco sectors was a positive for the year.
•    Overweights to the hospital and higher education sectors were negatives for the year.
•    An underweight to the development sector detracted from relative performance.
OUTLOOK
•    Despite the potential for fiscal policy headwinds, the municipal market enters 2025 with historically attractive yields, solid fundamentals, and favorable supply/demand dynamics, which should be supportive of the market.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	2.66%	0.70%	2.86%
Bloomberg U.S. Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg U.S. Municipal Bond BAA Index	2.87%	1.66%	3.41%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 184,121,521
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 729,760
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$184,121,521
Total number of portfolio holdings	79
Net advisory fees paid	$729,760
Portfolio turnover rate as of the end of the reporting period	32%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.5%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.3%
City of Chattanooga Electric, 2.000%, 09/01/40	3.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 4.000%, 04/30/53	2.7%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.4%
New York Transportation Development Corp., 5.625%, 04/01/40	2.3%
Top Ten as a Group	29.1%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
Texas Private Activity Bond Surface Transportation Corp., 5.000%, 06/30/58	3.8%
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.500%, 11/15/38	3.5%
Richland County School District No 2, Series A, 1.875%, 03/01/38	3.3%
City of Chattanooga Electric, 2.000%, 09/01/40	3.0%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/53	2.8%
Central Plains Energy Project #3, Series A, 5.000%, 09/01/42	2.7%
New York Transportation Development Corp., 4.000%, 04/30/53	2.7%
Rhode Island Health and Educational Building Corp., 5.250%, 05/15/54	2.6%
Escambia County Health Facilities Authority, 4.000%, 08/15/50	2.4%
New York Transportation Development Corp., 5.625%, 04/01/40	2.3%
Top Ten as a Group	29.1%

C000077272 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MRLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class N/MRLTX)	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class N shares advanced 20.81% for the calendar year that ended December 31, 2024, led by strong absolute returns in the Fund’s information technology, communication services, and consumer discretionary holdings.
•    The Fund’s holdings in health care and real estate were slightly negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the S&P 500® Index (the “Index”), which gained 25.02%. The benchmark is heavily weighted in mega-cap stocks, as the weighting of the 10 largest stocks in the Index advanced just under 40%. While these stocks contributed significantly to the overall Index return, the Fund’s equal-weighted portfolio strategy resulted in an underweighted position in many of these stocks.
•    Only 26.0% of the stocks in the Index outperformed the overall Index in 2024. The Index, on an equal-weighted basis, posted a return of 13.03% for 2024, far below the cap-weighted return of 25.02%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the communication services and materials sectors was the largest contributor to relative performance.
•    Stock selection in the information technology and health care sectors was the largest detractor from relative performance.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, industrials, and financials. The Fund has no positions in the utilities or energy sectors.
•    The Fund has underweighted positions in mega-cap stocks, and the average market capitalization of the portfolio holdings is below that of the Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class N	20.81%	15.02%	12.68%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 139,305,065
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 512,057
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$139,305,065
Total number of portfolio holdings	57
Net advisory fees paid	$512,057
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.6%
Broadcom, Inc.	3.4%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.4%
Netflix, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Jabil, Inc.	2.1%
ServiceNow, Inc.	2.0%
Top Ten as a Group	26.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.6%
Broadcom, Inc.	3.4%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.4%
Netflix, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Jabil, Inc.	2.1%
ServiceNow, Inc.	2.0%
Top Ten as a Group	26.0%

C000077271 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class I/MRLSX)	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class I shares advanced 21.12% for the calendar year that ended December 31, 2024, led by strong absolute returns in the Fund’s information technology, communication services, and consumer discretionary holdings.
•    The Fund’s holdings in health care and real estate were slightly negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the S&P 500® Index (the “Index”), which gained 25.02%. The benchmark is heavily weighted in mega-cap stocks, as the weighting of the 10 largest stocks in the Index advanced just under 40%. While these stocks contributed significantly to the overall Index return, the Fund’s equal-weighted portfolio strategy resulted in an underweighted position in many of these stocks.
•    Only 26.0% of the stocks in the Index outperformed the overall Index in 2024. The Index, on an equal-weighted basis, posted a return of 13.03% for 2024, far below the cap-weighted return of 25.02%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the communication services and materials sectors was the largest contributor to relative performance.
•    Stock selection in the information technology and health care sectors was the largest detractor from relative performance.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, industrials, and financials. The Fund has no positions in the utilities or energy sectors.
•    The Fund has underweighted positions in mega-cap stocks, and the average market capitalization of the portfolio holdings is below that of the Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	21.12%	15.32%	12.98%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 139,305,065
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 512,057
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$139,305,065
Total number of portfolio holdings	57
Net advisory fees paid	$512,057
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.6%
Broadcom, Inc.	3.4%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.4%
Netflix, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Jabil, Inc.	2.1%
ServiceNow, Inc.	2.0%
Top Ten as a Group	26.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.6%
Broadcom, Inc.	3.4%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.4%
Netflix, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Jabil, Inc.	2.1%
ServiceNow, Inc.	2.0%
Top Ten as a Group	26.0%

C000077270 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Renaissance Large Cap Growth Fund
Class Name	Class Z
Trading Symbol	MRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Renaissance Large Cap Growth Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Renaissance Large Cap Growth Fund (Class Z/MRLIX)	$73	0.66%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
PERFORMANCE OVERVIEW
•    The Fund’s Class Z shares advanced 21.18% for the calendar year that ended December 31, 2024, led by strong absolute returns in the Fund’s information technology, communication services, and consumer discretionary holdings.
•    The Fund’s holdings in health care and real estate were slightly negative contributors to performance for the year.
RELATIVE PERFORMANCE
•    The Fund underperformed the S&P 500® Index (the “Index”), which gained 25.02%. The benchmark is heavily weighted in mega-cap stocks, as the weighting of the 10 largest stocks in the Index advanced just under 40%. While these stocks contributed significantly to the overall Index return, the Fund’s equal-weighted portfolio strategy resulted in an underweighted position in many of these stocks.
•    Only 26.0% of the stocks in the Index outperformed the overall Index in 2024. The Index, on an equal-weighted basis, posted a return of 13.03% for 2024, far below the cap-weighted return of 25.02%.
TOP CONTRIBUTORS AND DETRACTORS
•    Stock selection in the communication services and materials sectors was the largest contributor to relative performance.
•    Stock selection in the information technology and health care sectors was the largest detractor from relative performance.
POSITIONING UPDATE
•    The Fund’s largest sectors are information technology, industrials, and financials. The Fund has no positions in the utilities or energy sectors.
•    The Fund has underweighted positions in mega-cap stocks, and the average market capitalization of the portfolio holdings is below that of the Index. While information technology stocks remain the largest sector allocation in the Fund, we continue to find good investment opportunities in other areas of the market as well.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	21.18%	15.40%	13.10%
S&P 500® Index	25.02%	14.53%	13.10%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 139,305,065
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 512,057
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$139,305,065
Total number of portfolio holdings	57
Net advisory fees paid	$512,057
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Apple, Inc.	3.6%
Broadcom, Inc.	3.4%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.4%
Netflix, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Jabil, Inc.	2.1%
ServiceNow, Inc.	2.0%
Top Ten as a Group	26.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Apple, Inc.	3.6%
Broadcom, Inc.	3.4%
Amazon.com, Inc.	2.8%
Microsoft Corp.	2.8%
Alphabet, Inc., Class A	2.4%
Netflix, Inc.	2.4%
Meta Platforms, Inc., Class A	2.3%
Arista Networks, Inc.	2.2%
Jabil, Inc.	2.1%
ServiceNow, Inc.	2.0%
Top Ten as a Group	26.0%

C000157696 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class N
Trading Symbol	GWGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class N/GWGVX)	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class N shares returned 10.62%, compared to the Fund’s benchmark, the Russell 2500® Index, which returned 12.00%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small/mid cap stocks, as measured by the Russell 2500® Index, delivered a respectable 12.00% annual gain, but trailed large caps, as measured by the S&P 500® Index return of 25.02%.
•    Small/mid caps failed to capture investor imagination in the way the Magnificent 7 and other large cap momentum stocks did outside of rallies in July and early November.
PERFORMANCE REVIEW
•    Information technology, industrials, and utilities were the most challenging sectors to performance due in equal parts to lagging portfolio holdings and lack of exposure to companies in the benchmark that performed strongly and the Fund did not own.
•    Notable top detractors from performance in those sectors included: Entegris, Inc. (-17%), Atkore Inc. (-40%), and Globant S.A. (-10%). The Fund exited its position in Atkore, Inc. during the period.
•    Health care, financials, and consumer staples made a notable positive impact on relative performance due to strong stock selection.
•    Notable top contributors in those sectors included: Globus Medical Inc. (+55%), Piper Sandler Companies (+74%), and BJ’s Wholesale Club, Inc. (+34%).
OUTLOOK
•   As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small/mid caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class N	10.62%	9.90%	9.90%
S&P 500® Index	25.02%	14.53%	14.25%
Russell 2500® Index	12.00%	8.77%	8.98%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 812,497,659
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,533,429
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$812,497,659
Total number of portfolio holdings	90
Net advisory fees paid	$4,533,429
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.3%
Texas Roadhouse, Inc.	2.1%
Piper Sandler Cos.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Cavco Industries, Inc.	1.8%
Performance Food Group Co.	1.8%
Comfort Systems USA, Inc.	1.8%
API Group Corp.	1.7%
Globus Medical, Inc., Class A	1.6%
Dorman Products, Inc.	1.5%
Top Ten as a Group	18.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.3%
Texas Roadhouse, Inc.	2.1%
Piper Sandler Cos.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Cavco Industries, Inc.	1.8%
Performance Food Group Co.	1.8%
Comfort Systems USA, Inc.	1.8%
API Group Corp.	1.7%
Globus Medical, Inc., Class A	1.6%
Dorman Products, Inc.	1.5%
Top Ten as a Group	18.5%

C000157694 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class I
Trading Symbol	GWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class I/GWGIX)	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class I shares returned 10.84%, compared to the Fund’s benchmark, the Russell 2500® Index, which returned 12.00%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small/mid cap stocks, as measured by the Russell 2500® Index, delivered a respectable 12.00% annual gain, but trailed large caps, as measured by the S&P 500® Index return of 25.02%.
•    Small/mid caps failed to capture investor imagination in the way the Magnificent 7 and other large cap momentum stocks did outside of rallies in July and early November.
PERFORMANCE REVIEW
•    Information technology, industrials, and utilities were the most challenging sectors to performance due in equal parts to lagging portfolio holdings and lack of exposure to companies in the benchmark that performed strongly and the Fund did not own.
•    Notable top detractors from performance in those sectors included: Entegris, Inc. (-17%), Atkore Inc. (-40%), and Globant S.A. (-10%). The Fund exited its position in Atkore, Inc. during the period.
•    Health care, financials, and consumer staples made a notable positive impact on relative performance due to strong stock selection.
•    Notable top contributors in those sectors included: Globus Medical Inc. (+55%), Piper Sandler Companies (+74%), and BJ’s Wholesale Club, Inc. (+34%).
OUTLOOK
•   As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small/mid caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on June 30, 2015, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	10.84%	10.12%	8.66%
S&P 500® Index	25.02%	14.53%	13.68%
Russell 2500® Index	12.00%	8.77%	8.79%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 812,497,659
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,533,429
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$812,497,659
Total number of portfolio holdings	90
Net advisory fees paid	$4,533,429
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.3%
Texas Roadhouse, Inc.	2.1%
Piper Sandler Cos.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Cavco Industries, Inc.	1.8%
Performance Food Group Co.	1.8%
Comfort Systems USA, Inc.	1.8%
API Group Corp.	1.7%
Globus Medical, Inc., Class A	1.6%
Dorman Products, Inc.	1.5%
Top Ten as a Group	18.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.3%
Texas Roadhouse, Inc.	2.1%
Piper Sandler Cos.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Cavco Industries, Inc.	1.8%
Performance Food Group Co.	1.8%
Comfort Systems USA, Inc.	1.8%
API Group Corp.	1.7%
Globus Medical, Inc., Class A	1.6%
Dorman Products, Inc.	1.5%
Top Ten as a Group	18.5%

C000180072 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Core Fund
Class Name	Class Z
Trading Symbol	GWGZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Small/Mid Cap Core Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Core Fund (Class Z/GWGZX)	$86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the year ended December 31, 2024, the Fund's Class Z shares returned 10.87%, compared to the Fund’s benchmark, the Russell 2500® Index, which returned 12.00%. The S&P 500® Index returned 25.02% over the same period.
MARKET OVERVIEW
•    Small/mid cap stocks, as measured by the Russell 2500® Index, delivered a respectable 12.00% annual gain, but trailed large caps, as measured by the S&P 500® Index return of 25.02%.
•    Small/mid caps failed to capture investor imagination in the way the Magnificent 7 and other large cap momentum stocks did outside of rallies in July and early November.
PERFORMANCE REVIEW
•    Information technology, industrials, and utilities were the most challenging sectors to performance due in equal parts to lagging portfolio holdings and lack of exposure to companies in the benchmark that performed strongly and the Fund did not own.
•    Notable top detractors from performance in those sectors included: Entegris, Inc. (-17%), Atkore Inc. (-40%), and Globant S.A. (-10%). The Fund exited its position in Atkore, Inc. during the period.
•    Health care, financials, and consumer staples made a notable positive impact on relative performance due to strong stock selection.
•    Notable top contributors in those sectors included: Globus Medical Inc. (+55%), Piper Sandler Companies (+74%), and BJ’s Wholesale Club, Inc. (+34%).
OUTLOOK
•   As we move through 2025, there will likely be periods of fear and euphoria around the incoming U.S. administration’s economic plans and their impact on inflation and interest rates. Current fears have pushed the 10-year Treasury yield close to its highest level in 15-20 years, pressuring U.S. small/mid caps. While we do not purport to call the near-term direction of rates or markets, we believe underinvestment in our asset class has created substantial opportunity, and we intend to use volatility to upgrade the quality of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on February 24, 2017, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class Z	10.87%	10.18%	10.17%
S&P 500® Index	25.02%	14.53%	14.25%
Russell 2500® Index	12.00%	8.77%	8.98%

Performance Inception Date	Feb. 24, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 812,497,659
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,533,429
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$812,497,659
Total number of portfolio holdings	90
Net advisory fees paid	$4,533,429
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.3%
Texas Roadhouse, Inc.	2.1%
Piper Sandler Cos.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Cavco Industries, Inc.	1.8%
Performance Food Group Co.	1.8%
Comfort Systems USA, Inc.	1.8%
API Group Corp.	1.7%
Globus Medical, Inc., Class A	1.6%
Dorman Products, Inc.	1.5%
Top Ten as a Group	18.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CyberArk Software, Ltd. (Israel)	2.3%
Texas Roadhouse, Inc.	2.1%
Piper Sandler Cos.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Cavco Industries, Inc.	1.8%
Performance Food Group Co.	1.8%
Comfort Systems USA, Inc.	1.8%
API Group Corp.	1.7%
Globus Medical, Inc., Class A	1.6%
Dorman Products, Inc.	1.5%
Top Ten as a Group	18.5%

C000142969 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class I
Trading Symbol	YASSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class I/YASSX)	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the twelve months ending December 31, 2024, the Fund's Class I shares returned 5.95%, behind the 16.29% increase of the MSCI ACWI All Cap Index.
PERFORMANCE REVIEW
2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. Global equity market returns continue to be driven largely by multiple expansion among large cap U.S. companies, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Total Energy Services continues its  recovery from COVID-19 lows to reaching recent highs in 2024. Capital spent on equipment upgrades potentially should translate to further growth.
•    In December, Omni Bridgeway announced a transformational transaction to monetize some of its litigation finance investments at an attractive payback, allowing debt paydown and validating management’s valuation of the case book.
•    Hargreaves Services PLC has transitioned the business away from its legacy coal division towards long-term service contracts and real estate operations. The market seems to be finally warming up to the newly revamped business.
TOP DETRACTORS
•    Delfi Limited suffered from raw material inflation impacting its market-leading chocolate business in Indonesia. Over time, the company expects to pass through the cost to consumers by adjusting its product mix and raising prices.
•    America’s Car-Mart faced a difficult environment for buy-here-pay-here dealership, forcing a painful equity raise in October. More recent loan underwriting appears to be back to historic performance levels and we believe should positively impact returns going forward.
•    Unit Corporation paid another special dividend to end the year. Profits were hit by falling energy prices and weak market rates in its rig division. We believe a  pristine balance sheet will help  support the company through any further energy price volatility and ensure that the robust shareholder return program continues.
FUND POSITIONING
The Fund remains concentrated in small-cap value stocks largely outside of the U.S. The Fund holds 47 long-term investments with a median market cap of $239M, with 53.8% of the Fund’s net assets invested in its top ten holdings as of December 31, 2024. This positioning— concentrated in small undiscovered companies—stands out relative to the Index and its peers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the class's inception on June 30, 2015, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-year and five-year periods and the period from the class's inception through December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	Since Inception
Class I	5.95%	5.77%	7.02%
MSCI ACWI All Cap Index	16.29%	9.63%	9.10%

Performance Inception Date	Jun. 30, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 33,808,029
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 196,949
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$33,808,029
Total number of portfolio holdings	47
Net advisory fees paid	$196,949
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.0%
Arrow Exploration Corp. (Canada)	6.5%
Cie de L'Odet SE (France)	5.8%
Total Energy Services, Inc. (Canada)	5.6%
Macfarlane Group PLC (United Kingdom)	5.1%
Italian Wine Brands S.p.A (Italy)	4.7%
Fila S.p.A. (Italy)	4.6%
Legacy Housing Corp. (United States)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.2%
Delfi, Ltd. (Singapore)	3.9%
Top Ten as a Group	53.8%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.0%
Arrow Exploration Corp. (Canada)	6.5%
Cie de L'Odet SE (France)	5.8%
Total Energy Services, Inc. (Canada)	5.6%
Macfarlane Group PLC (United Kingdom)	5.1%
Italian Wine Brands S.p.A (Italy)	4.7%
Fila S.p.A. (Italy)	4.6%
Legacy Housing Corp. (United States)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.2%
Delfi, Ltd. (Singapore)	3.9%
Top Ten as a Group	53.8%

C000142968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Yacktman Special Opportunities Fund
Class Name	Class Z
Trading Symbol	YASLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Yacktman Special Opportunities Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Yacktman Special Opportunities Fund (Class Z/YASLX)	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
For the twelve months ending December 31, 2024, the Fund's Class Z shares returned 5.95%, behind the 16.29% increase of the MSCI ACWI All Cap Index.
PERFORMANCE REVIEW
2024 proved to be a challenging performance period for the Fund, as some of its core portfolio companies underperformed the market. Global equity market returns continue to be driven largely by multiple expansion among large cap U.S. companies, not underlying business results. While we are happy with the underlying business performance of several of our largest holdings, the share price returns of those companies did not follow in 2024.
TOP CONTRIBUTORS
•    Total Energy Services continues its  recovery from COVID-19 lows to reaching recent highs in 2024. Capital spent on equipment upgrades potentially should translate to further growth.
•    In December, Omni Bridgeway announced a transformational transaction to monetize some of its litigation finance investments at an attractive payback, allowing debt paydown and validating management’s valuation of the case book.
•    Hargreaves Services PLC has transitioned the business away from its legacy coal division towards long-term service contracts and real estate operations. The market seems to be finally warming up to the newly revamped business.
TOP DETRACTORS
•    Delfi Limited suffered from raw material inflation impacting its market-leading chocolate business in Indonesia. Over time, the company expects to pass through the cost to consumers by adjusting its product mix and raising prices.
•    America’s Car-Mart faced a difficult environment for buy-here-pay-here dealership, forcing a painful equity raise in October. More recent loan underwriting appears to be back to historic performance levels and we believe should positively impact returns going forward.
•    Unit Corporation paid another special dividend to end the year. Profits were hit by falling energy prices and weak market rates in its rig division. We believe a  pristine balance sheet will help  support the company through any further energy price volatility and ensure that the robust shareholder return program continues.
FUND POSITIONING
The Fund remains concentrated in small-cap value stocks largely outside of the U.S. The Fund holds 47 long-term investments with a median market cap of $239M, with 53.8% of the Fund’s net assets invested in its top ten holdings as of December 31, 2024. This positioning— concentrated in small undiscovered companies—stands out relative to the Index and its peers.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of December 31, 2024. It also shows the average total returns of a broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Z	5.95%	5.87%	6.66%
MSCI ACWI All Cap Index	16.29%	9.63%	8.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 33,808,029
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 196,949
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2024)
Fund net assets	$33,808,029
Total number of portfolio holdings	47
Net advisory fees paid	$196,949
Portfolio turnover rate as of the end of the reporting period	10%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2024)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.0%
Arrow Exploration Corp. (Canada)	6.5%
Cie de L'Odet SE (France)	5.8%
Total Energy Services, Inc. (Canada)	5.6%
Macfarlane Group PLC (United Kingdom)	5.1%
Italian Wine Brands S.p.A (Italy)	4.7%
Fila S.p.A. (Italy)	4.6%
Legacy Housing Corp. (United States)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.2%
Delfi, Ltd. (Singapore)	3.9%
Top Ten as a Group	53.8%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Omni Bridgeway, Ltd. (Australia)	9.0%
Arrow Exploration Corp. (Canada)	6.5%
Cie de L'Odet SE (France)	5.8%
Total Energy Services, Inc. (Canada)	5.6%
Macfarlane Group PLC (United Kingdom)	5.1%
Italian Wine Brands S.p.A (Italy)	4.7%
Fila S.p.A. (Italy)	4.6%
Legacy Housing Corp. (United States)	4.4%
Texhong International Group, Ltd. (Hong Kong)	4.2%
Delfi, Ltd. (Singapore)	3.9%
Top Ten as a Group	53.8%